Commitment and contingencies (Details Narrative)													1 Months Ended
	Mar. 25, 2024 CNY (¥)	Mar. 21, 2024 USD ($)	Mar. 21, 2024 CNY (¥)	Jan. 07, 2024 USD ($)	Jan. 07, 2024 CNY (¥)	Jan. 14, 2023 USD ($)	Jan. 14, 2023 CNY (¥)	Aug. 05, 2022 USD ($)	Aug. 05, 2022 CNY (¥)	Jul. 05, 2022 CNY (¥)	Apr. 20, 2021 USD ($)	Apr. 20, 2021 CNY (¥)	Oct. 31, 2019 USD ($)	Oct. 31, 2019 CNY (¥)	Jul. 05, 2022 USD ($)	Jul. 05, 2022 CNY (¥)	Apr. 20, 2021 CNY (¥)	Oct. 31, 2019 CNY (¥)
Related Party Transaction [Line Items]
Loss contingency, damages sought, value		$ 7,163,361	¥ 50,844,103.89								$ 46,454	¥ 300,000
Loss contingency damages sought interest											24.00%	24.00%
Lease deposit liability											$ 58,855						¥ 380,000
Operating lease, payments						$ 61,638	¥ 429,000
Cost, direct labor				$ 5,221,922	¥ 37,064,159			$ 4,931,105	¥ 35,000,000
Construction costs				7,171,990	50,905,352			$ 6,519,991	¥ 46,277,593
Subsequent Event [Member]
Related Party Transaction [Line Items]
Cost, direct labor				5,221,922	37,064,159
Construction costs				$ 7,171,990	¥ 50,905,352
Line of credit	¥ 56,000,000
Line of credit term	2 years
Settlement Agreement [Member]
Related Party Transaction [Line Items]
Related party unpaid purchase amount										¥ 170,000			$ 31,000	¥ 200,000
Remaining unpaid balance													$ 5,000		$ 20,000	¥ 131,850		¥ 30,000